Changes in Level 3 Plan Assets Measured At Fair Value (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,244,466	¥ 1,090,258
Actual return on plan assets	212,908	133,964
Balance at end of year	1,447,802	1,244,466	¥ 1,090,258
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	580,982	479,239
Actual return on plan assets	59,800	56,300
Balance at end of year	713,528	580,982	479,239
Debt securities | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	343,842
Balance at end of year	362,109	343,842
Debt securities | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	147,941
Balance at end of year	195,438	147,941
Other | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	70,387
Balance at end of year	143,789	70,387
Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	85,213
Balance at end of year	96,433	85,213
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	48,082	41,976	40,656
Actual return on plan assets	1,171	3,585	441
Purchases, sales and settlements	1,087	2,521	879
Balance at end of year	50,340	48,082	41,976
Level 3 | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	47,866
Balance at end of year	66,830	47,866
Level 3 | Debt securities | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	322	441	591
Actual return on plan assets	2	2	3
Purchases, sales and settlements	(91)	(121)	(153)
Balance at end of year	¥ 233	¥ 322	441
Level 3 | Debt securities | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year
Balance at end of year
Level 3 | Other | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 47,760	¥ 41,535	40,065
Actual return on plan assets	1,169	3,583	438
Purchases, sales and settlements	1,178	2,642	1,032
Balance at end of year	50,107	47,760	41,535
Level 3 | Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	47,866	40,607	31,377
Actual return on plan assets	4,699	791	2,472
Purchases, sales and settlements	7,698	1,987	2,599
Other	6,567	4,481	4,159
Balance at end of year	¥ 66,830	¥ 47,866	¥ 40,607